Expense Example - VIPSectorFunds-InvestorComboPRO - VIPSectorFunds-InvestorComboPRO - VIP Energy Portfolio - VIP Energy Portfolio - Investor Class	Apr. 30, 2025 USD ($)
Expense Example:
1 year	$ 69
3 years	218
5 years	379
10 years	$ 847